WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”) - Narrative (Details)						12 Months Ended
	Jan. 01, 2026 shares $ / shares	Dec. 01, 2025 shares	Apr. 21, 2025 shares	Mar. 07, 2025 shares	Nov. 01, 2024 shares	Dec. 31, 2025 CAD ($) shares yr Director $ / shares	Dec. 31, 2024 CAD ($) shares yr $ / shares	Dec. 31, 2023 shares
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Expected life (years) | yr						5	5
Number of Stock options, Exercised							45,000
Weighted average exercise price, Stock options, Exercised | $ / shares							$ 1
Number of Stock options, Granted						593,000	235,000
Stock options
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Authorized percentage of issued and outstanding shares of the company for shares to be issued upon exercise of share plan						10.00%
Authorized percentage of issued and outsatanding for shares to be issued per person						5.00%
Expected life (years) | yr						5
Share-Based Compensation Arrangement by Share-Based Payment Award, Vesting Period						3 years	18 months
Share-based compensation expense | $						$ 1,065,230	$ 83,116
Number of Stock options, Granted						593,000	235,000
Weighted-average fair value of stock options granted per share | $ / shares						$ 3.4	$ 1.93
Stock options | Maximum
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Expected life (years) | yr						5
Stock options | Major ordinary share transactions
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Number of Stock options, Exercised	3,333
Weighted average exercise price, Stock options, Exercised | $ / shares	$ 3.4
Restricted stock units (RSU)
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Share-Based Compensation Arrangement by Share-Based Payment Award, Vesting Period						3 years
Share-based compensation expense | $						$ 237,839	$ 12,808
Number of common share for underlying value of each stock unit						1
Number of Stock Units, Granted		385,415	25,000		37,500	410,415	37,500
Fair value of the Stock Units outstanding | $						$ 215,213
Number of Stock Units outstanding						447,915	37,500
Deferred stock units (DSU)
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Share-based compensation expense | $						$ 643,512	$ 78,247
Number of common share for underlying value of each stock unit						1
Number of Stock Units, Vested						50,000
Number of Stock Units, Granted				84,506		84,506	140,000
Number of Stock Units outstanding						174,506	140,000
Number of directors who are vested in their stock units | Director						1
Description of vesting requirements for share-based payment arrangement						terms of the plan is settled upon a director’s departure from the Board or twelve months from grant, whichever is later
Deferred stock units (DSU) | Minimum
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Share-Based Compensation Arrangement by Share-Based Payment Award, Vesting Period						1 year